Class A Ordinary Shares Subject to Possible Redemption (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Temporary Equity [Line Items]
Number of Shares Outstanding	23,668,198	15,717,345
Class A ordinary shares subject to possible redemption	$ 246,056,000	$ 156,848,000
Class A Ordinary Shares Subject to Redemption | Motive Capital
Temporary Equity [Line Items]
Common stock, authorized	500,000,000	500,000,000	500,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per share	1
Number of Shares Outstanding	41,400,000	41,400,000
Gross Proceeds	$ 414,000,000
Proceeds allocated to Public Warrants	(19,458,000)
Class A ordinary shares issuance costs	(22,524,192)
Accretion of carrying value to redemption value	41,982,192
Class A ordinary shares subject to possible redemption	$ 414,000,000	$ 414,000,000